Note 8 - Stock Options (Details Textual) $ in Thousands						12 Months Ended
	May 17, 2012 shares	May 19, 2011 shares	May 20, 2010 shares	May 29, 2008 shares	May 30, 2007 shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 shares	Dec. 31, 2017 shares	Mar. 19, 2015 shares	May 21, 2009 shares
Number of Stock-based Compensation Plans						2
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance						975,000	1,235,000	1,746,000
Common Stock, Capital Shares Reserved for Future Issuance						2,491,543
Share-based Compensation Arrangement by Share-based Payment Award, Award Exercisable Period 2						3 years
Share-based Compensation Arrangement by Share-based Payment Award, Award Exercisable Period 3						5 years
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period						10 years
Share-based Compensation Arrangements By Share-based Payment Award, Options Expiration Term For Options Granted To Holders Of More Than Specified Percentage Of Voting Stock						5 years
Share-based Payment Arrangement, Nonvested Award, Option, Cost Not yet Recognized, Amount | $						$ 86
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition						1 year 65 days
The 2005 Stock Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	3,700,000	3,400,000	3,000,000		1,500,000	750,000				2,500,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized	300,000	400,000	500,000	500,000	750,000
Aggregate Stock Options Exercised for the Plan						1,563,235
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance						824,100
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants Aggregate						3,892,000
Share-based Compensation Arrangement by Share-based Payment Award, Options Forfeitures Aggregate						1,504,665
Common Stock, Capital Shares Reserved for Future Issuance						824,000
The 2015 Stock Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized						449,000			600,000
Aggregate Stock Options Exercised for the Plan						0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance						151,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants Aggregate						154,000
Share-based Compensation Arrangement by Share-based Payment Award, Options Forfeitures Aggregate						3,000
Number of Equity Incentive Programs						3
Shares Issued, Shares, Share-based Payment Arrangement, before Forfeiture						0
Common Stock, Capital Shares Reserved for Future Issuance						600,000
Non-employee Board Member [Member] | The 2015 Stock Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options That Will Be Granted Upon Initial Election Or Appointment to Board						10,000
Share-based Compensation Arrangement by Share-based Payment Award, Preceding Period With in Which Individual Should Not Be Employed						90 days
Share-based Compensation Arrangement by Share-based Payment Award, Option That Will Be Granted to Purchase Shares On Date of Each Annual Stockholders Meeting						8,000
Minimum [Member]
Share-based Compensation Arrangement By Share-based Payment Award Voting Stock Percentage To Be Held By Optionees						10.00%
Maximum [Member]
Share-based Compensation Arrangement By Share-based Payment Award Of Exercise Price Of Common Stock Percentage In Case Of Optionees Holding More Than Specified Percentage Of Voting Stock						110.00%